CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

25. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On July 17, 2012, the Company entered into a shares purchase agreement with certain investors, pursuant to which 50,000,000 Series A Convertible Redeemable Preferred Shares (“Series A Preferred Shares”) were issued on July 17, 2012 for an aggregated consideration of US$10.0 million. The Company incurred issuance costs of RMB0.4 million (US$0.1 million) in connection with this offering.

On March 26, 2013, the Company entered into a shares purchase agreement with certain investors, pursuant to which 52,951,970 Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”, “Series B Preferred Shares Tranche I”, or “Series B‑I”) were issued on March 26, 2013 for an aggregated consideration of US$15.0 million. The Company incurred issuance costs of RMB0.34 million (US$0.1 million) in connection with this offering.

On April 22, 2013, the Company entered into a shares purchase agreement with certain investors, pursuant to which 17,650,660 Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”, “Series B Preferred Shares Tranche II”, or “Series B‑II”) were issued on April 22, 2013 for an aggregated consideration of US$5.0 million. The Company incurred issuance costs of RMB0.1 million (US$0.02 million) in connection with this offering.

In December 2013, the Company issued certain Convertible Promissory Notes (“2013 Notes”) amounting to US$5.0 million to the third party investor LC Fund V, L.P. and LC Parallel Fund V, L.P., which were subsequently converted into Series C‑2 Convertible Redeemable (“Series C Preferred Shares,” or “Series C‑2 Preferred Shares”), upon the issuance of the Series C‑2 Preferred Shares on March 24, 2014.

On February 26, 2014, the Company issued certain Convertible Promissory Notes (“2014 Notes”) amounting to US$5.0 million to the third party investor DCM Hybrid RMB Fund, L.P., which were subsequently converted into Series C‑1 Convertible Redeemable Preferred Shares (“Series C Preferred Shares”, or “Series C‑1 Preferred Shares”, or “Series C‑1 Preferred Shares Tranche I”, or “Series C‑1‑I”), upon the issuance of the Series C‑1 Preferred Shares on March 24, 2014. The Company incurred issuance costs of RMB0.3 million (US$0.1 million) in connection with this offering.

On March 24, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 85,527,210 Series C‑1 Convertible Redeemable Preferred Shares Tranche I and 10,558,910 Series C‑2 Preferred Shares were issued on March 24, 2014 for an aggregated consideration of US$50.0 million (including the conversion of 2013 Notes and 2014 Notes), of which 7,243,410 Series C‑1 Convertible Redeemable Preferred Shares Tranche I was subsequently repurchased by the Company in November 2014. The Company incurred issuance costs of RMB0.07 million (US$0.01 million) in connection with this offering.

On August 7, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 19,006,050 Series C‑1 Convertible Redeemable Preferred Shares (“Series C Preferred Shares”, or “Series C‑1 Preferred Shares”, or “Series C‑1 Preferred Shares Tranche II”, or “Series C‑1‑II”) were issued on August 7, 2014 for an aggregated consideration of US$10.0 million, of which 3,621,710 and 6,959,370 Series C‑1 Convertible Redeemable Preferred Shares was repurchased by the Company in November 2014 and May 2015, respectively. The Company incurred issuance costs of RMB0.4 million (US$0.1 million) in connection with this offering.

On September 9, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 144,868,320 Series D Convertible Redeemable Preferred Shares (“Series D Preferred Shares”, “Series D Preferred Shares Tranche I”, or “Series D‑I”) were issued on September 9, 2014 for an aggregated consideration of US$200.0 million. The Company incurred issuance costs of RMB0.8 million (US$0.1 million) in connection with this offering.

On November 28, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 14,486,830 Series D Convertible Redeemable Preferred Shares (“Series D Preferred Shares”, “Series D Preferred Shares Tranche II”, or “Series D‑II”) were issued on November 28, 2014 for an aggregated consideration of US$20.0 million. The Company incurred issuance costs of RMB0.08 million (US$0.01 million) in connection with this offering.

On March 13, 2015, the Company entered into a shares purchase agreement with certain investors, pursuant to which 89,477,490 Series E Convertible Redeemable Preferred Shares (“Series E Preferred Shares”) were issued on March 13, 2015 for an aggregated consideration of US$150.0 million. The Company incurred issuance costs of RMB0.8 million (US$0.1 million) in connection with this offering.

On November 13, 2015, the Company entered into a shares purchase agreement with certain investors, pursuant to which 73,053,830 Series F Convertible Redeemable Preferred Shares (“Series F Preferred Shares”, or “Series F Preferred Shares Tranche I”, or “Series F‑I”) were issued on November 13, 2015 for an aggregated consideration of US$181.0 million. The Company incurred issuance costs of RMB0.8 million (US$0.1 million) in connection with this offering.

On December 1, 2015, the Company entered into a shares purchase agreement with certain investors, pursuant to which 12,108,370 Series F Convertible Redeemable Preferred Shares (“Series F Preferred Shares, “Series F Preferred Shares Tranche II”, or “Series F‑II”) were issued on December 1, 2015 for an aggregated consideration of US$30.0 million. The Company incurred issuance costs of RMB0.1 million (US$0.02 million) in connection with this offering.

On April 20, 2016, the Company entered into a shares purchase agreement with certain investors, pursuant to which 4,910,890 Series A‑1 Convertible Redeemable Preferred Shares (“Series A‑1 Preferred Shares”) were issued on April 20, 2016 for an aggregated consideration of US$10.0 million. The Company incurred issuance costs of RMB0.8 million (US$0.1 million) in connection with the offering of Series A‑1 Preferred Shares. The subscription consideration is higher than the fair value of the preferred shares as of the date of closing, with the difference of RMB3.4 million being recorded as shareholder’s contribution from Series A‑1 preferred shareholders.

On December 26, 27, 28 and 30, 2016, the Company entered into a shares purchase agreement with certain investors, pursuant to which 70,725,860 Series G Convertible Redeemable Preferred Shares (“Series G Preferred Shares”, “Series G Preferred Shares Tranche I”, or “Series G‑I”) were issued on January 13, 2017 for an aggregated consideration of US$212.2 million. The Company incurred issuance costs of RMB5.0 million (US$0.8 million) in connection with the offering of Series G‑I Preferred Shares. The subscription consideration is lower than the fair value of this preferred shares as of the date of closing, with the difference of RMB6.9 million being recorded as deemed dividend to Series G‑I preferred shareholders.

On July 20 and 30, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 28,117,410 Series G Convertible Redeemable Preferred Shares (“Series G Preferred Shares”, “Series G Preferred Shares Tranche II”, or “Series G‑II”) were issued on July 28, 2017 for an aggregated consideration of US$82.5 million. The Company incurred issuance costs of RMB0.9 million (US$0.1 million) in connection with the offering of Series G‑II Preferred Shares. The subscription consideration is lower than the fair value of this preferred shares as of the date of closing, with the difference of RMB233.1 million being recorded as deemed dividend to Series G‑II preferred shareholders.

On August 31, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 16,777,370 Series G Convertible Redeemable Preferred Shares (“Series G Preferred Shares”, “Series G Preferred Shares Tranche III”, or “Series G‑III”) were issued on October 21, 2017 for an aggregated consideration of US$50.0 million. The Company incurred issuance costs of RMB0.3 million (US$0.05 million) in connection with the offering of Series G‑III Preferred Shares. The subscription consideration is lower than the fair value of this preferred shares as of the date of closing, with the difference of RMB185.0 million being accounted as deemed dividend to Series G‑III preferred shareholders.

On November 23, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 14,764,090 Series G Convertible Redeemable Preferred Shares (“Series G Preferred Shares”, “Series G Preferred Shares Tranche IV”, or “Series G‑IV”) were issued on November 27, 2017 for an aggregated consideration of US$44.0 million. The Company incurred issuance costs of RMB0.3 million (US$0.04 million) in connection with the offering of Series G‑IV Preferred Shares. The subscription consideration is lower than the fair value of this preferred shares as of the date of closing, with the difference of RMB162.6 million being accounted as deemed dividend to Series G‑IV preferred shareholders.

On November 23 and December 6, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 67,922,000 Series G-Plus Convertible Redeemable Preferred Shares ("Series G-Plus Preferred Shares", "Series G Preferred Shares Tranche Plus", or "Series G-Plus") were issued on January 2, 2018 for an aggregated consideration of US$250.0 million. The Company incurred issuance costs of RMB3.9 million (US$0.6 million) in connection with the offering of Series G-Plus Preferred Shares. The subscription consideration is lower than the fair value of this preferred shares as of the date of closing, with the difference of RMB544.8 million being accounted as deemed dividend to Series G-Plus preferred shareholders.

The Series A, A-1. B, C, D, E, F, G and G-Plus Preferred Shares are collectively referred to as the Preferred Shares.

On June 1 2018, the Company effected its board of directors and shareholders’ resolution on share split plan. As such, each of ordinary share and Preferred Shares of the Company was subdivided into 10 shares at par value of US$0.0001. respectively.

All of Preferred Shares were converted into Class A ordinary shares immediately upon the completion of the Company’s initial public offerings on June 27, 2018. Prior to their conversion, Preferred Shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.

Accounting for preferred shares

The Company classified the Preferred Shares in the mezzanine section of the Consolidated Balance Sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation event outside of the Company’s control. The conversion feature and liquidation preferences feature as mentioned below, are initially measured at its fair value, respectively, and the initial carrying value for the Preferred Shares are allocated on a residual basis, net of issuance costs.

Modification of preferred shares

The Company assesses whether an amendment to the terms of its convertible redeemable preferred shares is an extinguishment or a modification based on a qualitative evaluation of the amendment. If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the preferred shares. The Company also assess if the change in terms results in value transfer between Preferred Shareholders or between Preferred Shareholders and ordinary shareholders.

When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.

On January 13, 2017, the Redemption Start Date of Series A, A‑1, B, C D, E and F preferred shares was extended from November 13, 2020 to January 13, 2022, which was to be in line with the optional redemption date of Series G Tranche I Preferred Shares. In the meantime, the market capitalization criteria for a “Qualified IPO” was increased from US$2.5 billion to US$3 billion. On July 28, 2017, the Redemption Start Date of Series A, A‑1, B, C, D, E, F and G‑1 preferred shares was extended from January 13, 2022 to July 28, 2022, which is to be in line with the optional redemption date of Series G Tranche II Preferred Shares. On October 21, 2017, the Redemption Start Date of Series A, A‑1, B, C, D, E, F, G‑1 and G‑2 preferred shares was modified from July 28, 2022 back to January 13, 2022. In the meantime, the market capitalization criteria for a “Qualified IPO” was increased from US$3.173 billion to US$3.2 billion.

The Company evaluated the modifications and concluded that they represented modifications, rather than extinguishment, of Preferred Shares, which resulted in a transfer of value from preferred shareholders to ordinary shareholder. On the date of the modifications, the Company assessed the total fair value of Preferred Shares immediately before and after the change of the terms with the assistance from an independent third‑party appraiser. The Company is ultimately responsible for the determination of such fair value. The combined change in fair value of Preferred Shares immediately before and after the modification was US$5.9 million on January 13, 2017, US$2.7 million on July 28, 2017 and US$5.1 million on October 21, 2017. This increase in fair value of the ordinary shares of US$5.9 million on January 13, 2017, US$2.7 million on July 28, 2017 and US$5.1 million on October 21, 2017 respectively is, in substance, a transfer of wealth mostly from the Preferred Shareholders to the ordinary shareholder, and therefore are recorded as deemed dividend from the Preferred Shareholders.

As of December 31, 2017 and 2018, the fair values of the conversion features which required to be bifurcated and accounted for as derivative liabilities are as follows:

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Derivative liability — conversion feature	1,427,560	—

The Company’s convertible redeemable Preferred Shares activities for the years ended December 31, 2016, 2017 and 2018 are summarized below:

	Series A Shares		Series A-1 Shares		Series B Shares		Series C Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)

Balance as of January 1, 2016	50,000,000	81,385,584	—	—	70,602,630	155,112,560	97,267,680	342,087,590
Issuance of Series A-1 Shares, net of issuance cost	—	—	4,910,890	57,941,529	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	6,480,973	—	4,652,709	—	12,483,871	—	33,082,269
Balance as of December 31, 2016	50,000,000	87,866,557	4,910,890	62,594,238	70,602,630	167,596,431	97,267,680	375,169,859
Issuance of Series A-1 Shares, net of issuance cost	—	—	—	—	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	6,544,652	—	6,599,134	—	12,697,414	—	33,389,066
Balance as of December 31, 2017	50,000,000	94,411,209	4,910,890	69,193,372	70,602,630	180,293,845	97,267,680	408,558,925
Issuance of Series G-Plus Shares, net of issuance cost	—	—	—	—	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	3,232,164	—	3,336,630	—	6,271,618	—	16,640,809
Repurchase of the surrender shares	(3,313,980)	(6,471,764)	—	—	—	—	(8,424,970)	(36,829,243)
Convert to ordinary shares upon IPO	(46,686,020)	(91,171,609)	(4,910,890)	(72,530,002)	(70,602,630)	(186,565,463)	(88,842,710)	(388,370,491)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—

	Series D Shares		Series E Shares		Series F Shares		Series G Shares		Series G-Plus Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)

Balance as of January 1, 2016	159,355,150	1,414,071,460	89,477,490	960,738,373	85,162,200	1,303,374,879	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	144,135,637	—	91,828,728	—	128,681,319	—	—	—	—
Balance as of December 31, 2016	159,355,150	1,558,207,097	89,477,490	1,052,567,101	85,162,200	1,432,056,198	—	—	—	—
Issuance of Series G Shares, net of issuance cost	—	—	—	—	—	—	130,384,730	3,089,182,344	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	145,460,002	—	93,783,794	—	131,600,542	—	125,749,958	—	—
Balance as of December 31, 2017	159,355,150	1,703,667,099	89,477,490	1,146,350,895	85,162,200	1,563,656,740	130,384,730	3,214,932,302	—	—
Issuance of Series G-Plus Shares, net of issuance cost	—	—	—	—	—	—	—	—	67,922,000	2,066,336,179
Accretion on convertible redeemable preferred shares to redemption value	—	72,704,263	—	46,708,885	—	65,810,530	—	68,361,184	—	35,885,258
Convert to ordinary shares upon IPO	(159,355,150)	(1,776,371,362)	(89,477,490)	(1,193,059,780)	(85,162,200)	(1,629,467,270)	(130,384,730)	(3,283,293,486)	(67,922,000)	(2,102,221,437)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—